Income tax and social contribuition (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 99,411	R$ 120,762
Deferred tax liabilities	(1,564,228)	(1,391,760)
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(70,783)	(68,839)
Deferred tax expense (income) recognised in profit or loss	(3,205)	(2,524)
Other components of deferred tax expense (income)		4,468
Deferred Income Tax And Social Contribution	(67,578)	(70,783)
Tax credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	187	(4,897)
Deferred tax expense (income) recognised in profit or loss	(2,061)	(5,084)
Other components of deferred tax expense (income)		0
Deferred Income Tax And Social Contribution	2,248	187
Technological Inovation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	427,239	277,971
Deferred tax expense (income) recognised in profit or loss	(175,297)	(157,885)
Other components of deferred tax expense (income)		8,617
Deferred Income Tax And Social Contribution	602,536	427,239
Other temporary differences - Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(353,620)	(182,818)
Deferred tax expense (income) recognised in profit or loss	190,982	170,895
Other components of deferred tax expense (income)		(93)
Deferred Income Tax And Social Contribution	(544,602)	(353,620)
Other Temporary Differences - Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	1,267,975	1,027,883
Deferred tax expense (income) recognised in profit or loss	(204,238)	(207,344)
Other components of deferred tax expense (income)		(32,748)
Deferred Income Tax And Social Contribution	1,472,213	1,267,975
Deferred Tax Liability Asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	1,270,998	1,049,300
Deferred tax expense (income) recognised in profit or loss	(193,819)	(201,942)
Other components of deferred tax expense (income)		(19,756)
Deferred Income Tax And Social Contribution	1,464,817	R$ 1,270,998
Deferred tax assets	99,411
Deferred tax liabilities	R$ (1,564,228)